Cover	Jan. 28, 2021
Document Information [Line Items]
Entity Tax Identification Number	36-0848180
Document Type	8-K
Document Period End Date	Jan. 28, 2021
Entity Registrant Name	BRUNSWICK CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-01043
Entity Address, State or Province	IL
City Area Code	(847)
Local Phone Number	735-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, City or Town	Mettawa
Entity Address, Address Line One	26125 N. Riverwoods Blvd., Suite 500
Entity Address, Postal Zip Code	60045-3420
Amendment Flag	false
Entity Central Index Key	0000014930
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, par value $0.75 per share
Trading Symbol	BC
Common Stock | CHICAGO STOCK EXCHANGE, INC
Document Information [Line Items]
Security Exchange Name	CHX
Title of 12(b) Security	Common stock, par value $0.75 per share
Trading Symbol	BC
6.500% Senior Notes due 2048
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	6.500% Senior Notes due 2048
Trading Symbol	BC-A
6.625% Senior Notes due 2049
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	6.625% Senior Notes due 2049
Trading Symbol	BC-B
6.375% Senior Notes due 2049
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	6.375% Senior Notes due 2049
Trading Symbol	BC-C